Pacer Trendpilot® Fund of Funds ETF
Schedule of Investments
July 31, 2026 (Unaudited)

AFFILIATED EXCHANGE TRADED FUNDS - 100.0%	Shares		Value
Pacer Trendpilot 100 ETF (a)	145,623		$ 12,085,253
Pacer Trendpilot International ETF (a)	341,096		12,480,259
Pacer Trendpilot US Bond ETF (a)(b)	652,535		12,401,493
Pacer Trendpilot US Large Cap ETF (a)	217,707		12,679,256
Pacer Trendpilot US Mid Cap ETF (a)	300,502		12,260,481
TOTAL AFFILIATED EXCHANGE TRADED FUNDS (Cost $54,788,114)			61,906,742

SHORT-TERM INVESTMENTS
INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING - 0.1%	Units		Value
Mount Vernon Liquid Assets Portfolio, LLC, 3.79% (c)	57,150		57,150
TOTAL INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING (Cost $57,150)			57,150

TOTAL INVESTMENTS - 100.1% (Cost $54,845,264)			61,963,892
Liabilities in Excess of Other Assets - (0.1)%		(0.00056)	(34,613)
TOTAL NET ASSETS - 100.0%			$ 61,929,279

Percentages are stated as a percent of net assets.

(a)	Affiliated security as defined by the Investment Company Act of 1940.
(b)	All or a portion of this security is on loan as of July 31, 2026. The fair value of these securities was $55,115.
(c)	The rate shown represents the 7-day annualized yield as of July 31, 2026.

Summary of Fair Value Disclosure as of July 31, 2026 (Unaudited)

Pacer Trendpilot® Fund of Funds ETF has adopted fair value accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or valuation methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and based on the best information available.
The following is a summary of the fair valuation hierarchy of the Fund’s securities as of July 31, 2026:

	Level 1	Level 2	Level 3	Total
Investments:
Affiliated Exchange Traded Funds	$ 61,906,742	$ –	$ –	$ 61,906,742
Investments Purchased with Proceeds from Securities Lending (a)	–	–	–	57,150
Total Investments	$ 61,906,742	$ –	$ –	$ 61,963,892

Refer to the Schedule of Investments for further disaggregation of investment categories.
(a)
Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been categorized in the fair value hierarchy. The fair value amount presented in the table is intended to permit reconciliation of the fair value hierarchy to the amounts listed in the Schedule of Investments.

Pacer Trendpilot® Fund of Funds ETF - Transactions with Affiliates
	Value as of April 30, 2026	Additions	Reductions	Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)	Value as of July 31, 2026	Shares as of July 31, 2026	Dividend / Interest Income	Capital Gain Distributions from Underlying Funds
Pacer Trendpilot 100 ETF	$ 11,644,879	$ 1,205,935	$ (1,138,127)	$ 307,016	$ 65,550	$ 12,085,253	145,623	$ –	$ –
Pacer Trendpilot International ETF	11,415,187	1,140,162	(610,259)	63,360	471,809	12,480,259	341,096	–	–
Pacer Trendpilot US Bond ETF	10,666,284	1,863,411	–	–	(128,202)	12,401,493	652,535	173,668	–
Pacer Trendpilot US Large Cap ETF	11,247,415	1,502,668	(544,381)	239,117	234,437	12,679,256	217,707	–	–
Pacer Trendpilot US Mid Cap ETF	11,451,679	1,126,071	(747,720)	84,622	345,829	12,260,481	300,502	–	–
	$ 56,425,444	$ 6,838,247	$ (3,040,487)	$ 694,115	$ 989,423	$ 61,906,742	1,657,463	$ 173,668	$ –